Earnings per Share	12 Months Ended
Dec. 31, 2017
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Earnings per Share
36.	Earnings per Share

Basic and diluted earnings per share for the years ended December 31, 2015, 2016 and 2017 were as follows:

	2015		2016	2017
	(in Won, except per share information)
Profit attribute to controlling interest	￦	171,493,811,117	1,354,806,734,940	2,756,230,487,872
Interests of hybrid bonds		(33,029,632,499)	(33,225,163,081)	(33,048,799,997)
Weighted-average number of common shares outstanding (*1)		79,993,834	79,996,389	79,998,600

Basic and diluted earnings per share	￦	1,731	16,521	34,040

(*1)	The weighted-average number of common shares used to calculate basic and diluted earnings per share are as follows:

(shares)	2015	2016	2017
Total number of common shares issued	87,186,835	87,186,835	87,186,835
Weighted-average number of treasury shares	(7,193,001)	(7,190,446)	(7,188,235)

Weighted-average number of common shares outstanding	79,993,834	79,996,389	79,998,600

Since there were no potential shares of common stock which had dilutive effects as of December 31, 2015, 2016 and 2017, diluted earnings per share is equal to basic earnings per share.